Equity Method Investments - BG Joint Venture - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 27, 2014 Vessel
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	100.00%
Drawings from long-term debt facility	$ 944,123,000	$ 719,300,000	$ 500,335,000
Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Value of service obligation	33,700,000
Shipbuilding supervision and crew training services [Member] | Newbuildings [Member] | Fair Value Asset (Liability) [Member]
Schedule of Equity Method Investments [Line Items]
Value of service obligation				33,300,000
BG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Fully built-up cost	1,000,000,000
Difference between carrying amount and book value				16,800,000
Drawings from long-term debt facility	53,700,000
Debt facility used to finance a portion of estimated fully built-up cost	787,000,000
Capital contributions received from joint venture partners	15,300,000
Partnership's proportionate share	3,800,000
BG Joint Venture [Member] | 30% Ownership [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels				2
Ownership Percentage				30.00%
BG Joint Venture [Member] | 20% Ownership [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels				2
Ownership Percentage				20.00%
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Schedule of Equity Method Investments [Line Items]
Value of service obligation				38,700,000
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Principal Amount [Member]
Schedule of Equity Method Investments [Line Items]
Fair value of the amount due	20,300,000			20,300,000
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels	4			4
Volume of vessels				174,000
Fully built-up cost				1,000,000,000
Operating lease arrangement period, lessor	20 years
Fair value of the amount due	$ 17,100,000			16,500,000